Intangible Assets - Summary of Intangible Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 571,513.8
Ending balance	685,167.9	$ 10,512.7	₨ 571,513.8
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	590,745.9		640,626.0
Additions	165,115.3		84,633.5
Asset acquired in Business Combination	462.1
Assest Held for Sale	(2,992.0)
Currency translation differences	86,324.5		(90,741.2)
Fully amortized not in use	(14,094.6)		(43,772.4)
Ending balance	825,601.2		590,745.9
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(243,591.6)		(232,803.7)
Amortization for the year	(102,197.3)		(87,848.5)
Assest Held for Sale	1,816.5
Write down of assets	(1,127.1)		(310.4)
Currency translation differences	(36,624.0)		33,598.6
Fully amortized not in use	14,094.6		43,772.4
Ending balance	(367,628.9)		(243,591.6)
Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	347,154.3
Ending balance	457,972.3		347,154.3
Capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	224,359.5
Write down of assets	(20,601.5)		(9,176.6)
Ending balance	227,195.6		224,359.5
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	52,128.4		59,652.4
Additions	8,472.0		7,991.3
Asset acquired in Business Combination	126.2
Assest Held for Sale	(2,488.3)
Currency translation differences	6,943.2		(8,214.7)
Fully amortized not in use	(2,166.2)		(7,300.6)
Ending balance	63,015.3		52,128.4
Software [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(22,148.2)		(24,918.1)
Amortization for the year	(9,972.6)		(7,597.3)
Assest Held for Sale	1,700.5
Write down of assets	(1,127.1)
Currency translation differences	(2,970.2)		3,066.6
Fully amortized not in use	2,166.2		7,300.6
Ending balance	(32,351.4)		(22,148.2)
Software [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	29,980.2
Ending balance	30,663.9		29,980.2
Patents and technical know-how [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,136.9		15,255.7
Additions	427.5		17.9
Assest Held for Sale	(16.8)
Currency translation differences	1,673.6		(2,136.7)
Ending balance	15,221.2		13,136.9
Patents and technical know-how [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(10,960.5)		(11,499.5)
Amortization for the year	(1,350.7)		(1,316.7)
Assest Held for Sale	6.4
Currency translation differences	(1,651.6)		1,855.7
Ending balance	(13,956.4)		(10,960.5)
Patents and technical know-how [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,176.4
Ending balance	1,264.8		2,176.4
Customer related [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,166.0		6,050.0
Additions	223.1
Assest Held for Sale	(486.9)
Currency translation differences	710.5		(884.0)
Ending balance	5,612.7		5,166.0
Customer related [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,254.4)		(2,282.7)
Amortization for the year	(260.9)		(289.7)
Assest Held for Sale	109.6
Currency translation differences	(325.5)		318.0
Ending balance	(2,731.2)		(2,254.4)
Customer related [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,911.6
Ending balance	2,881.5		2,911.6
Intellectual property rights and other intangibles [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,950.0		820.8
Additions	615.3		1,294.3
Asset acquired in Business Combination	335.9
Currency translation differences	367.1		(165.1)
Ending balance	3,268.3		1,950.0
Intellectual property rights and other intangibles [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(396.2)		(397.1)
Amortization for the year	(536.7)		(10.6)
Currency translation differences	50.6		11.5
Ending balance	(882.3)		(396.2)
Intellectual property rights and other intangibles [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,553.8
Ending balance	2,386.0		1,553.8
Product development costs [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	468,329.6		499,825.3
Additions	155,417.4		75,330.0
Currency translation differences	69,602.0		(70,353.9)
Fully amortized not in use	(11,928.4)		(36,471.8)
Ending balance	681,420.6		468,329.6
Product development costs [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(207,832.3)		(193,706.3)
Amortization for the year	(90,076.4)		(78,634.2)
Write down of assets			(310.4)
Currency translation differences	(31,727.3)		28,346.8
Fully amortized not in use	11,928.4		36,471.8
Ending balance	(317,707.6)		(207,832.3)
Product development costs [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	260,497.3
Ending balance	363,713.0		260,497.3
Indefinite life trademarks and brands [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	50,035.0		59,021.8
Currency translation differences	7,028.1		(8,986.8)
Ending balance	57,063.1		50,035.0
Indefinite life trademarks and brands [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	50,035.0
Ending balance	₨ 57,063.1		₨ 50,035.0